Goodwill and Intangibles (Intangible Amortization) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 32
2017	32
2018	32
2019	32
2020	32
Thereafter	306
Intangibles, net	$ 466	$ 0